Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Operating Expenses [Abstract]
Schedule of Operating Expenses

For the years ended December 31, 2024, 2023 and 2022, operating expenses consisted of the following:

	Years ended December 31,
Sales and marketing	2024	2023	2022
Salaries and Benefits	$1,082,404	$1,442,952	$585,393
Professional and consulting fees	798,958	909,046	756,919
Office expenses	37,689	21,746	49,092
Travel and entertainment	85,174	84,082	40,038
Depreciation and amortization	4,686	3,128	35,866
Materials used for sales and marketing	1,876	-	-
Marketing and advertising	4,570,546	3,697,523	4,929,598
	$6,581,333	$6,158,477	$6,396,906

	Years ended December 31,
Research and development	2024	2023	2022
Salaries and benefits	$3,586,218	$3,415,784	$1,961,718
Professional fees	1,033,013	2,161,406	1,316,861
Clinical study expenses	-	2,162,000	-
Office expenses	199,583	975,315	1,375,349
Travel and entertainment	101,446	198,998	118,695
Depreciation and amortization	637,861	524,009	106,327
Materials for clinical studies	280,913	152,881	140,416
	$5,839,033	$9,590,393	$5,019,366
	Years ended December 31,
General and administrative	2024	2023	2022
Salaries and benefits	$2,419,614	$2,310,835	$2,175,242
Employee stock option expense	149,510	3,266,702	8,931,386
Professional and consulting fees	2,405,487	3,883,687	2,144,679
Office expenses	606,601	657,185	785,862
Insurance	536,546	817,181	920,121
Travel and entertainment	80,517	130,606	133,257
Depreciation and amortization	374,490	339,275	119,372
	$6,572,765	$11,405,471	$15,209,919

	Years ended December 31,
Restructuring expense	2024	2023	2022
Salaries and benefits	$229,711	$-	$-
Impairment loss	47,449	-	-
	$277,160	$-	$-